Restatement of Previously Issued Financial Statements (Details) - Schedule of effect of the restatement on each financial statement $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities
Total liabilities	14,822
Additional paid-in capital	425,364
Accumulated deficit	(93,186)
Total stockholders’ equity	332,191
Consolidated Statement of Operations for the Year Ended December 31, 2020
Change in fair value of warrant liabilities
Net loss	$ (25,591)
Basic and diluted weighted average shares outstanding (in Dollars per share) | $ / shares	$ (0.3)
Cash Flows from Operating Activities:
Initial measurement of warrants assumed in connection with the Business Combination accounted for as liabilities
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	143,295
Total liabilities	143,295
Additional paid-in capital	(108,280)
Accumulated deficit	(35,015)
Total stockholders’ equity	(143,295)
Consolidated Statement of Operations for the Year Ended December 31, 2020
Change in fair value of warrant liabilities	35,015
Net loss	$ (35,015)
Basic and diluted weighted average shares outstanding (in Dollars per share) | $ / shares	$ (0.42)
Cash Flows from Operating Activities:
Initial measurement of warrants assumed in connection with the Business Combination accounted for as liabilities	$ 108,280
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	143,295
Total liabilities	158,117
Additional paid-in capital	317,084
Accumulated deficit	(128,201)
Total stockholders’ equity	188,896
Consolidated Statement of Operations for the Year Ended December 31, 2020
Change in fair value of warrant liabilities	35,015
Net loss	$ (60,606)
Basic and diluted weighted average shares outstanding (in Dollars per share) | $ / shares	$ (0.72)
Cash Flows from Operating Activities:
Initial measurement of warrants assumed in connection with the Business Combination accounted for as liabilities	$ 108,280